STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Participant-directed investments:
Investments at fair value	$ 1,235,475,842	$ 987,869,054
Plan interest in commingled investments held by master trust (Note 3)	663,788,635	509,809,553
Total investments	1,899,264,477	1,497,678,607
Receivables:
Notes receivable from participants	21,130,164	17,958,361
Contributions receivable	0	2,515,387
Dividends and interest receivable	3,575	3,831
Total receivables	21,133,739	20,477,579
Net assets available for benefits	1,920,398,216	1,518,156,186
Short-term investment fund at fair value
Participant-directed investments:
Investments at fair value	895,141	1,279,081
Plan identified investments held by master trust at fair value (Notes 2 and 4)
Participant-directed investments:
Investments at fair value	$ 1,234,580,701	$ 986,589,973